Franklin Templeton Investments
One Franklin Parkway
San Mateo, California 94403

March 25, 2009

Filed Via EDGAR (CIK #0000837274)

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:     Franklin Templeton Variable Insurance Products Trust (Registrant)

           File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith under the EDGAR system, is Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A (the Amendment), which is being filed under the Securities Act of 1933 (1933 Act), as amended, and the Investment Company Act of 1940, as amended.

The Amendment is being filed to register, with separate prospectuses and a separate statement of additional information, Class 2 and Class 4 shares of a new series of the Registrant to be named Mutual International Securities Fund.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective on June 15, 2009, which is at least seventy-five days after the filing.

Please direct any comments or questions regarding this filing to Kevin Kirchoff at (650) 525-8050 or the address shown above.

Sincerely,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

/s/ Karen L. Skidmore
Karen L. Skidmore
Vice President

KLS:rt